Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	98,462,818
Maximum Aggregate Offering Price	$ 2,051,608,379.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 283,327.12
Rule 457(f)	true
Amount of Securities Received | shares	179,807,921
Value of Securities Received, Per Share	11.41
Value of Securities Received	$ 2,051,608,378.61
Fee Note MAOP	$ 2,051,608,378.61
Offering Note	(1) Represents the estimated maximum number of shares of common stock of Olin Corporation ("Olin"), par value $1.00 per share ("Olin Common Stock"), to be issued to holders of common stock of Huntsman Corporation ("Huntsman"), par value $0.01 per share ("Huntsman Common Stock"), in connection with the consummation of: the merger of equals business combination of Olin and Huntsman, either (1) through the merger of Huntsman with and into Olin, with Olin as the surviving corporation (which we refer to as the "Direct Merger"), or (2) through the merger of Olympus Merger Sub, Inc., a wholly owned subsidiary of Olin with and into Huntsman, with Huntsman surviving as a direct wholly owned subsidiary of Olin (which we refer to as the "Initial Surviving Company"), immediately followed by a merger of the Initial Surviving Company with and into Hook Merger Sub LLC, a wholly owned subsidiary of Olin (the "Second Merger Sub"), with Second Merger Sub surviving the second merger as a direct wholly owned subsidiary of Olin (which we refer to as the "Subsidiary Merger" and , together with the direct merger, the "Merger"), as described in Olin's registration statement on Form S-4 (the "Registration Statement"). The number of shares of Olin Common Stock being registered is based upon (i) 179,807,921, the number of shares of Huntsman Common Stock, including Huntsman Common Stock issuable or subject to equity awards, estimated to be exchanged or converted in the Merger (calculated as the sum of (a) 175,381,417, the number of shares of Huntsman Common Stock outstanding as of June 25, 2026 (which includes 1,972,166 shares of Huntsman Restricted Stock), (b) 1,743,581, the number of shares of Huntsman Common Stock issuable upon the exercise of outstanding Huntsman Stock Options (whether or not presently exercisable), (c) 455,945, the number of shares of Huntsman Common Stock subject to outstanding Huntsman Phantom Shares, (d) 2,041,154, the number of shares of Huntsman Common Stock subject to outstanding Huntsman PSUs (to be converted at target performance level) and (e) 185,824, the number of shares of Huntsman Common Stock subject to outstanding Huntsman DSUs), multiplied by (ii) the exchange ratio of 0.5476, as set forth in the merger agreement described in the Registration Statement. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(f)(1) and 457(c) of the Securities Act. The proposed maximum aggregate offering price of $2,051,608,379 of Olin Common Stock was calculated on the basis of (i) $11.41, the average of the high and low prices per share of Huntsman Common Stock on the New York Stock Exchange on June 25, 2026, multiplied by 179,807,921, the maximum number of shares of Huntsman Common Stock, including Huntsman Common Stock issuable or subject to equity awards, estimated to be exchanged or converted in the Merger as calculated pursuant to footnote (1). (3) Pursuant to Rule 457(o) of the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price. The fee has been calculated pursuant to Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.